Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2023
Trade and other payables [abstract]
Trade And Other Payables
Trade and other payables consist of the following:
	As of March 31,
	2023		2022
Trade payables	Rs.	17,857	Rs.	15,971
Due to creditors for expenses		4,827		6,691
Due to capital creditors		3,760		2,910
	Rs.	26,444	Rs.	25,572